COMMITMENTS AND CONTINGENCIES (Details - Schedule of future minimum lease payments) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Nov. 24, 2021
Commitments and Contingencies Disclosure [Abstract]
2024	$ 779,087	$ 696,869
2025	798,556	779,087
2026	818,518	798,556
2027	838,984	818,518
2027		838,984
Thereafter		4,043,427
Total undiscounted future minimum lease payments	7,469,777	7,975,441
Less: Impact of discounting	(2,384,618)	(2,735,629)
Total present value of operating lease obligations	5,085,159	5,239,812	$ 4,980,104
Current portion	(774,306)	(696,869)
Operating lease obligations, less current portion	4,310,853	$ 4,542,943
2023	191,205
Thereafter	$ 4,043,427